Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (681,909)	$ (784,931)	$ (839,253)	$ (946,673)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,712)	(1,905)	(2,008)	(2,209)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	13,604	14,458	16,238	16,586
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(76,881)	(96,496)	(103,782)	(114,627)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(615,751)	(700,168)	(748,879)	$ (835,432)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,648,944	5,472,279	5,354,282
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	10,831	10,636	7,209
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	50,590	46,723	37,645
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	605,052	567,497	511,166
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	4,654,502	4,592,116	4,461,211
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	143,596	139,268	130,776
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	449	445	387
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	51,304	113,257	170,990
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	30,373	27,805	27,257
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	19,877	14,024	12,966
Mexico [Member] | Unused tax credits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)			25,342
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	82,370	(39,492)	(30,667)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(681,909)	(784,931)	(839,253)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,712)	(1,905)	(2,008)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	13,604	14,458	16,238
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(76,881)	(96,496)	(103,782)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(615,751)	(700,168)	(748,879)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (1,169)	$ (820)	$ (822)